COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Cost of sales

	Gold		Copper		Pascua-Lama/Other[3]		Total
For the three months ended June 30	2018	2017	2018	2017	2018	2017	2018	2017
Direct mining cost[1,2]	$716	$718	$69	$74	$2	$8	$787	$800
Depreciation	290	383	30	19	8	7	328	409
Royalty expense	43	49	8	8	—	—	51	57
Community relations	9	9	1	1	—	1	10	11
	$1,058	$1,159	$108	$102	$10	$16	$1,176	$1,277
	Gold		Copper		Pascua-Lama/Other[3]		Total
For the six months ended June 30	2018	2017	2018	2017	2018	2017	2018	2017
Direct mining cost[1,2]	$1,406	$1,512	$135	$134	$4	$15	$1,545	$1,661
Depreciation	588	768	49	33	16	22	653	823
Royalty expense	93	100	17	15	—	—	110	115
Community relations	17	17	3	2	—	1	20	20
	$2,104	$2,397	$204	$184	$20	$38	$2,328	$2,619

[1]
Direct mining cost includes charges to reduce the cost of inventory to net realizable value as follows: $2 million for the three months ended June 30, 2018 (2017: $3 million) and $5 million for the six months ended June 30, 2018 (2017: $6 million).

[2]	Direct mining cost includes the costs of extracting by-products.

[3]	Other includes all realized hedge gains and losses and corporate amortization.